Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment	12 Months Ended
Dec. 31, 2022
Equipment [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Property, plant and equipment, useful life	5 years
Finance leases [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Property, plant and equipment, useful life, description	Shorter of the lease term or the useful lives of the assets
Vehicles [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold improvements [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Property, plant and equipment, useful life, description	Shorter of the lease term or the useful lives of the assets
Furniture and fixtures [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computers, internally developed software and related equipment [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Property, plant and equipment, useful life	3 years